Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes (Tables)
Schedule Provision For Federal Income Tax
	2021	2020
Federal income tax benefit attributable to:
Current operations	$366,510	$159,320
Less: valuation allowance	(366,520)	(159,320)
Net provision for Federal income taxes	$-	$-

Schedule Of Deferred Tax Assets
	December 31, 2021	December 31, 2020
Deferred tax asset attributable to:
Net operating loss carryover	$1,371,764	$1,005,254
Less: valuation allowance	(1,371,764)	(1,005,254)
Net deferred tax asset	$-	$-